Statement of Changes in Net Assets Available for Benefits - EBP Prud ESP	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 1,063,846,124
Interest	116,356,317
Dividends	47,639,900
Total investment income	1,227,842,341
Interest income on notes receivable from participants	2,139,468
Contributions:
Employee	248,764,835
Employer	88,945,315
Rollover	55,294,134
Total contributions	393,004,284
Total additions	1,622,986,093
Deductions from net assets:
Benefits paid to participants	1,239,506,266
Total deductions	1,239,506,266
Net increase	383,479,827
Net assets available for benefits:
Beginning of year	10,730,511,478
End of year	$ 11,113,991,305